Additional information - condensed financial statements of the Company - Consolidated Statement Of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement Of Operations
Revenues	¥ 19,659,453	¥ 15,736,876	¥ 13,525,407
Total operating expenses	(1,693,659)	(1,390,383)	(1,427,571)
Income from operations	715,652	903,158	865,018
Change in fair value of derivatives	(2,270)	48,845	44,033
Share of income from subsidiaries	10,105	(147)	2,147
Foreign exchange gain/(loss)	(70,105)	80,786	31,890
Income before income taxes	398,595	842,911	771,802
Net income	300,125	683,699	623,713
Net income attributable to JA Solar Holdings	300,125	683,699	515,885
Comprehensive income	304,362	675,093	579,432
JA Solar Holdings Co., Ltd.
Consolidated Statement Of Operations
Total operating expenses	(10,035)	(4,546)	(65,233)
Income from operations	(10,035)	(4,546)	(65,233)
Change in fair value of derivatives		70,882	39,593
Share of income from subsidiaries	476,865	449,078	509,243
Foreign exchange gain/(loss)	(166,705)	168,285	140,110
Income before income taxes	300,125	683,699	623,713
Net income	300,125	683,699	623,713
Net income attributable to JA Solar Holdings	300,125	683,699	623,713
Comprehensive income	¥ 304,362	¥ 639,182	¥ 588,675